UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22006

Name of Fund: BlackRock Global Equity Income Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Global Equity Income Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		LONG-TERM INVESTMENTS—93.9%
		Common Stocks—93.9%
		Australia—2.8%
27,912		Australia & New Zealand Banking Group Ltd.	$669,192
441,946	[1]	Brambles Ltd.	4,137,507
46,003		Commonwealth Bank of Australia	2,110,282
496,501		Insurance Australia Group Ltd.	2,389,449
397,219		Lion Nathan Ltd.	2,847,771
28,834		National Australia Bank Ltd.	938,080
12,265		QBE Insurance Group Ltd.	309,727
14,759		Rio Tinto Ltd.	1,150,477
1,326,128		Telstra Corp. Ltd.	5,175,189
175,452		Transurban Group	1,064,014
53,479		Wesfarmers Ltd.	1,766,159
22,853		Westfield Group	367,758
27,955		Westpac Banking Corp.	618,183
18,733		Woolworths Ltd.	431,769
		Total Australia	23,975,557
		Belgium—0.1%
16,504		Fortis	650,473
2,586		KBC Groep N.V.	336,428
		Total Belgium	986,901
		Bermuda—0.1%
12,400		Accenture Ltd., Class A	522,412
1,675	[1]	Covidien Ltd.	68,591
		Total Bermuda	591,003
		Canada—4.1%
5,100		Alcan, Inc.	495,323
97,700		ARC Energy Trust	1,957,114
6,800		Bank of Montreal	424,458
13,700		Bank of Nova Scotia	635,044
4,300		Canadian Imperial Bank of Commerce	372,844
70,800		Enerplus Resources Fund	3,092,688
210,100		Fording Canadian Coal Trust	6,859,564
78,800		Manulife Financial Corp.	2,873,378
127,800		Penn West Energy Trust	3,977,278
78,100		Precision Drilling Trust	1,560,829
66,200		Provident Energy Trust	773,823
35,400		Royal Bank of Canada	1,794,888
7,800		Sun Life Financial, Inc.	368,431
148,000		TransAlta Corp.	4,214,698
459,500		Yellow Pages Income Fund	5,780,362
		Total Canada	35,180,722
		Denmark—0.5%
7,400		Danske Bank A/S	311,656
46,482		TrygVesta AS	3,711,754
		Total Denmark	4,023,410
		Finland—1.0%
77,600		Nokia Oyj	2,216,773
62,283		Uponor Oyj	2,270,894
57,600		Wartsila Oyj, B Shares	4,014,325
		Total Finland	8,501,992
		France—3.2%
2,717		Accor S.A.	231,412
10,972		Air Liquide	1,419,114
58,122		AXA S.A.	2,268,205
10,958		BNP Paribas	1,204,563
19,321		Carrefour S.A.	1,370,163
38,599		Sanofi-Aventis	3,233,154
9,237		Schneider Electric S.A.	1,232,514
25,735		Societe Generale	4,423,321
76,006		Suez S.A.	3,996,633
43,022		Total S.A.	3,388,062
27,224		Vinci S.A.	1,950,136
60,709		Vivendi	2,578,709
		Total France	27,295,986
		Germany—4.1%
61,646		Bayer AG	4,363,741
61,823		DaimlerChrysler AG	5,599,497
3,582		Deutsche Bank AG	485,190
15,780		Deutsche Post AG	462,372
247,369		Deutsche Telekom AG	4,267,761
60,355		E.ON AG	9,497,317
7,855		Metro AG	609,866
16,200		MLP AG	286,107
28,771		Siemens AG	3,641,425
218,746	[1]	TUI AG	6,180,117
		Total Germany	35,393,393
		Greece—0.4%
42,179		Motor Oil Hellas Corinth Refineries S.A.	1,048,634
9,472		National Bank of Greece S.A.	553,945
61,517		OPAP S.A.	2,109,026
		Total Greece	3,711,605
		Hong Kong—1.3%
218,500		ASM Pacific Technology	2,002,274
1,056,500		BOC Hong Kong Holdings Ltd.	2,709,297
23,000		Cheung Kong Holdings Ltd.	322,743
308,100		Hang Seng Bank Ltd.	4,855,154
203,000		HongKong Electric Holdings	1,006,988
33,000		Hutchison Whampoa Ltd.	350,795
		Total Hong Kong	11,247,251
		Ireland—0.1%
13,671		Allied Irish Banks Plc	354,919
15,194		Bank of Ireland	283,769
		Total Ireland	638,688
		Italy—2.5%
176,859		Arnoldo Mondadori Editore S.p.A.	1,648,556
766,425		Enel S.p.A.	7,911,828
54,510		Eni S.p.A.	1,907,669
217,822		Mediaset S.p.A.	2,267,408
2,402,740		Telecom Italia S.p.A.	5,790,200
226,741		UniCredito Italiano S.p.A.	1,923,445
		Total Italy	21,449,106
		Japan—9.0%
32,250		Acom Co. Ltd.	1,151,720
99,000		Amada Co. Ltd.	1,155,799
27,700		Astellas Pharma, Inc.	1,138,002
27,400		Canon, Inc.	1,448,208
25		Central Japan Railway Co.	258,517
7,900		Chubu Electric Power Co., Inc.	198,143
41,700		Daiichi Sankyo Co. Ltd.	1,152,210
447,000		Daiwa Securities Group, Inc.	4,742,232
3,425		eAccess Ltd.	1,860,205
257,000		Ebara Corp.	1,227,689
26,300		Eisai Co. Ltd.	1,109,523
7,900		FUJIFILM Holdings Corp.	345,850
45,500		Honda Motor Co. Ltd.	1,652,081
29		Japan Real Estate Investment Corp. (REIT)	329,779
134		Japan Tobacco, Inc.	681,004
56,500		JFE Holdings, Inc.	3,874,773
97,100		Kansai Electric Power Co., Inc. (The)	2,154,681
53,000		Kao Corp.	1,461,706
457,000		Kobe Steel Ltd.	1,773,722
35,900		Konami Corp.	814,303
66,800		Marui Co. Ltd.	754,146
9,100		Millea Holdings, Inc.	361,990
215,500		Mitsubishi Chemical Holdings Corp.	1,958,851
30,200		Mitsubishi Corp.	891,834
8,000		Mitsubishi Estate Co. Ltd.	203,519

BlackRock Global Equity Income Trust (BFD) (continued)
 (Percentages shown are based on Net Assets)

Shares		Description	Value
		Japan— (cont'd)
242		Mitsubishi UFJ Financial Group, Inc.	$2,582,593
19,000		Mitsui & Co. Ltd.	446,510
22,000		Mitsui Fudosan Co. Ltd.	574,411
195		Mizuho Financial Group, Inc.	1,373,407
113		Nippon Building Fund, Inc. (REIT)	1,495,087
399,500		Nippon Mining Holdings, Inc.	4,016,171
233,000		Nippon Steel Corp.	1,752,560
272		Nippon Telegraph & Telephone Corp.	1,182,972
290,400		Nissan Motor Co. Ltd.	3,138,805
211,600		Nomura Holdings, Inc.	4,016,447
847		NTT DoCoMo, Inc.	1,176,083
150,000		Obayashi Corp.	794,455
22,100		Oracle Corp.	982,032
73,000		OSG Corp.	1,026,198
128		Resona Holdings, Inc.	275,499
10,200		Seven & I Holdings Co. Ltd.	286,444
8,700		Shin-Etsu Chemical Co. Ltd.	642,403
10,400		Softbank Corp.	218,705
28,100		Sony Corp.	1,500,279
408,000		Sumitomo Metal Industries Ltd.	2,349,492
185		Sumitomo Mitsui Financial Group, Inc.	1,671,890
11,000		Sumitomo Realty & Development Co. Ltd.	326,837
87,400		Sumitomo Rubber Industries, Inc.	1,043,816
6,050		T&D Holdings, Inc.	395,653
88,890		Takefuji Corp.	2,767,330
15,000		Tokyo Electric Power Co., Inc. (The)	400,437
211,000		TonenGeneral Sekiyu KK	2,057,424
70,300		Toyota Motor Corp.	4,273,724
60,500		Trend Micro, Inc.	1,858,638
		Total Japan	77,326,789
		Netherlands—2.9%
37,352		ABN AMRO Holding N.V.	1,842,924
116,988		Aegon N.V.	2,118,253
3,617		Akzo Nobel N.V.	297,889
118,112		Arcelor Mittal	7,243,123
27,116		ING Groep N.V.	1,144,690
19,573		OCE N.V.	452,948
239,915		Royal KPN N.V.	3,711,996
255,289		Unilever N.V.	7,715,676
		Total Netherlands	24,527,499
		New Zealand—0.2%
425,180		Sky City Entertainment Group Ltd.	1,573,795
		Norway—0.6%
32,858		Norsk Hydro ASA	1,264,706
57,600		Stolt-Nielsen S.A.	1,976,209
95,600		Storebrand ASA	1,431,011
		Total Norway	4,671,926
		Portugal—0.1%
77,310		Energias de Portugal S.A.	438,011
		Singapore—0.6%
456,000		ComfortDelgro Corp. Ltd.	613,036
43,000		DBS Group Holdings Ltd.	643,148
534,000		Parkway Holdings Ltd.	1,347,737
796,000		Singapore Press Holdings Ltd.	2,341,491
241,000		Singapore Telecommunications Ltd.	547,759
		Total Singapore	5,493,171
		South Africa—0.0%
12,518	[1]	Mondi Ltd.	106,746
		Spain—1.1%
160,257		Banco Bilbao Vizcaya Argentaria S.A.	3,923,174
57,641		Banco Popular Espanol S.A.	1,031,560
100,273		Banco Santander Central Hispano S.A.	1,909,675
123,398		Telefonica S.A.	2,887,940
		Total Spain	9,752,349
		Sweden—1.4%
7,900		Hennes & Mauritz AB	453,952
32,500		Nordea Bank AB	523,652
108,000		OMX AB	3,293,493
7,800		Skandinaviska Enskilda Banken AB	266,607
197,000		Skanska AB, B Shares	4,207,984
394,500		TeliaSonera AB	2,982,618
25,500		Volvo AB, B Shares	468,783
		Total Sweden	12,197,089
		Switzerland—2.4%
54,266		ABB Ltd.	1,305,029
31,815		Ciba Specialty Chemicals AG	1,933,973
61,428		Compagnie Financiere Richemont S.A.	3,849,908
41,099		Credit Suisse Group	2,680,967
1,323		Nestle S.A.	508,267
15,478		Novartis AG	834,879
16,274		Roche Holding AG	2,882,228
953		SGS S.A.	1,149,367
25,439		Swiss Reinsurance	2,182,729
1,861		Syngenta AG	351,116
43,000		UBS AG	2,380,536
		Total Switzerland	20,058,999
		United Kingdom—11.4%
113,915		Anglo American Plc	6,613,764
21,160	[1]	AstraZeneca Plc	1,093,612
34,309		Aviva Plc	476,791
43,532		BAE Systems Plc	369,046
104,292		Barclays Plc	1,464,895
33,033		BHP Billiton Plc	969,208
1,056,453		BP Plc	12,238,463
158,955		British American Tobacco Plc	5,136,783
273,174		BT Group Plc	1,731,315
79,344		Carnival Plc	3,461,142
37,879		Diageo Plc	773,722
1,140,630		Electrocomponents Plc	5,762,016
367,450		Friends Provident Plc	1,380,091
424,822	[1]	GlaxoSmithKline Plc	10,751,512
51,260		HBOS Plc	998,178
577,565		HSBC Holdings Plc	10,702,395
9,324		Imperial Tobacco Group Plc	408,724
272,582	[1]	Intl. Personal Finance Plc	1,218,021
811,204		Lloyds TSB Group Plc	9,124,921
31,295	[1]	Mondi Plc	274,437
17,934		National Express Group Plc	413,592
36,607		National Grid Plc	518,976
136,291		Provident Financial Plc	2,472,512
32,682		Prudential Plc	449,451
77,499		Rank Group Plc	266,416
8,229		Reckitt Benckiser Plc	440,303
14,206		Rio Tinto Plc	1,024,914
129,231		Royal Bank of Scotland Group Plc	1,538,606
62,599		Royal Dutch Shell Plc	2,437,867
80,556		Royal Dutch Shell Plc, Class B	3,185,424
106,648		Tesco Plc	875,970
59,026		Unilever Plc	1,840,953
336,882		United Utilities Plc	4,577,849
862,976		Vodafone Group Plc	2,594,255
		Total United Kingdom	97,586,124
		United States—44.0%
43,300	[2]	3M Co.	3,850,236
65,700		Abbott Laboratories	3,330,333
12,100	[1]	Adobe Systems, Inc.	487,509
21,500		Aetna, Inc.	1,033,505
31,300		Alcoa, Inc.	1,195,660
7,300		Allstate Corp. (The)	387,995
82,700		Altria Group, Inc.	5,497,069
23,000		Amazon.com, Inc.	1,806,420
23,200		American Express Co.	1,358,128
80,200		American Intl. Group, Inc.	5,147,236
74,700		Amgen, Inc.	4,014,378

BlackRock Global Equity Income Trust (BFD) (continued)
 (Percentages shown are based on Net Assets)

Shares		Description	Value
		United States— (cont'd)
63,900		Anadarko Petroleum Corp.	$3,216,087
34,400		Analog Devices, Inc.	1,219,480
41,000		Anheuser-Busch Cos., Inc.	1,999,570
32,900		Apache Corp.	2,659,636
40,600		Apple, Inc.	5,349,456
28,100		Applied Materials, Inc.	619,324
160,600		AT&T, Inc.	6,289,096
8,500		Baker Hughes, Inc.	671,925
104,500		Bank of America Corp.	4,955,390
70,169		Bank of New York Mellon Corp. (The)	2,985,691
36,200		BB&T Corp.	1,354,604
5,900		Bear Stearns Cos., Inc. (The)	715,198
8,600		Best Buy Co., Inc.	383,474
34,500	[1]	Biogen Idec, Inc.	1,950,630
16,900		Black & Decker Corp.	1,463,033
16,000		Boeing Co.	1,654,880
10,700		Boston Properties, Inc. (REIT)	1,011,043
56,400		Bristol-Myers Squibb Co.	1,602,324
36,500		Campbell Soup Co.	1,344,295
32,700		Carnival Corp.	1,448,937
35,800		Caterpillar, Inc.	2,821,040
55,800		CBS Corp., Class B	1,769,976
9,500	[1]	Celgene Corp.	575,320
19,700		Centex Corp.	735,007
73,700		Chevron Corp.	6,283,662
20,100	[1]	Ciena Corp.	734,253
132,800	[1]	Cisco Systems, Inc.	3,839,248
3,563		Citadel Broadcasting Corp.	17,886
176,700		Citigroup, Inc.	8,228,919
1,365		CME Group, Inc.	754,162
98,100		Coca-Cola Co. (The)	5,111,991
100,100	[1]	Comcast Corp., Class A	2,629,627
27,500		ConocoPhillips	2,223,100
55,100		Consolidated Edison, Inc.	2,406,768
23,200		Cooper Industries Ltd., Class A	1,227,744
32,700	[1]	Corning, Inc.	779,568
18,100		Countrywide Financial Corp.	509,877
76,700		CVS Caremark Corp.	2,699,073
42,000		D.R. Horton, Inc.	685,440
41,800	[1]	Dell, Inc.	1,169,146
35,600		Devon Energy Corp.	2,656,116
8,150	[1]	Discover Financial Services	187,858
6,400		Dominion Resources, Inc.	539,008
66,700		Dow Chemical Co. (The)	2,900,116
38,300		Duke Realty Corp. (REIT)	1,252,027
99,600	[1]	E*Trade Financial Corp.	1,844,592
56,900		E.I. du Pont de Nemours & Co.	2,658,937
57,600		Eastman Kodak Co.	1,454,400
14,200		Eaton Corp.	1,379,956
22,000	[1]	eBay, Inc.	712,800
51,400		Eli Lilly & Co.	2,780,226
20,000		Embarq Corp.	1,235,800
52,000	[1]	EMC Corp.	962,520
38,500		Emerson Electric Co.	1,812,195
21,300		Exelon Corp.	1,494,195
49,600	[1]	Express Scripts, Inc.	2,486,448
160,700		Exxon Mobil Corp.	13,680,391
12,200		Fannie Mae	730,048
80,200		Fidelity National Financial, Inc.	1,675,378
29,000		First Horizon National Corp.	919,880
8,300		Freddie Mac	475,341
41,700		Freeport-McMoRan Copper & Gold, Inc.	3,918,966
9,000	[1]	Genentech, Inc.	669,420
351,700		General Electric Co.	13,631,892
55,700		General Motors Corp.	1,804,680
15,800	[1]	Gilead Sciences, Inc.	588,234
20,800		Goldman Sachs Group, Inc. (The)	3,917,472
12,500	[1]	Google, Inc.	6,375,000
26,500		Halliburton Co.	954,530
11,600		Hartford Financial Services Group, Inc.	1,065,692
33,500		Health Care Property Investors, Inc. (REIT)	912,540
59,500		Hewlett-Packard Co.	2,738,785
96,600		Home Depot, Inc.	3,590,622
13,500		Honeywell Intl., Inc.	776,385
55,200		Hospitality Properties Trust (REIT)	2,117,472
99,571		HRPT Properties Trust (REIT)	930,989
33,600		Idearc, Inc.	1,166,256
291,200		Intel Corp.	6,878,144
46,100		Intl. Business Machines Corp.	5,100,965
26,600		Intl. Paper Co.	986,062
35,500		iStar Financial, Inc. (REIT)	1,289,715
4,800		JCPenney Co., Inc.	326,592
143,000		Johnson & Johnson	8,651,500
103,700		JPMorgan Chase & Co.	4,563,837
22,000		Kellogg Co.	1,139,820
24,900		Kimberly-Clark Corp.	1,675,023
6,400	[1]	Kohl's Corp.	389,120
75,771	[2]	Kraft Foods, Inc.	2,481,500
22,300		L-3 Communications Holdings, Inc.	2,175,588
17,800	[2]	Lincoln National Corp.	1,073,696
85,300		Linear Technology Corp.	3,040,945
27,700		Lowe's Cos., Inc.	775,877
40,300	[2]	Ltd. Brands, Inc., Class A	973,245
23,300		Macy's, Inc.	840,431
13,000		Marathon Oil Corp.	717,600
86,000	[2]	Marsh & McLennan Cos., Inc.	2,369,300
47,200	[2]	Masco Corp.	1,284,312
42,100	[2]	Maxim Integrated Products, Inc.	1,334,570
38,000	[2]	McDonald's Corp.	1,819,060
73,400	[2]	Medtronic, Inc.	3,719,178
88,100		Merck & Co., Inc.	4,374,165
43,200	[2]	Microchip Technology, Inc.	1,568,592
212,000	[3]	Microsoft Corp.	6,145,880
10,300		Monsanto Co.	663,835
16,300		Morgan Stanley	1,041,081
87,400	[2]	Motorola, Inc.	1,484,926
61,700	[2]	National City Corp.	1,813,363
129,800	[3]	New York Community Bancorp, Inc.	2,106,654
83,000		New York Times Co. (The)	1,897,380
21,900	[2]	Newell Rubbermaid, Inc.	579,255
11,100	[2]	Newmont Mining Corp.	463,425
32,100	[2]	News Corp., Class A	677,952
17,200		Omnicom Group, Inc.	892,164
104,400	[1,2]	Oracle Corp.	1,996,128
383,700	[3]	Pfizer, Inc.	9,020,787
22,400	[2]	Pitney Bowes, Inc.	1,032,640
30,900	[2]	Plum Creek Timber Co., Inc. (REIT)	1,200,774
95,400		Procter & Gamble Co.	5,901,444
52,200	[2]	Qualcomm, Inc.	2,174,130
104,400	[1]	Qwest Communications Intl., Inc.	890,532
11,700		Reynolds American, Inc.	715,689
25,800	[2]	Rohm & Haas Co.	1,458,216
14,800		RR Donnelley & Sons Co.	625,448
79,000	[2]	Sara Lee Corp.	1,252,150
46,900	[2]	Schering-Plough Corp.	1,338,526
19,500	[2]	Schlumberger Ltd.	1,847,040
3,400	[1]	Sears Holdings Corp.	465,086
149,100	[2]	Sprint Nextel Corp.	3,061,023
15,900	[1,2]	Starbucks Corp.	424,212
11,900	[2]	Starwood Hotels & Resorts Worldwide, Inc.	749,224
142,700	[1,2]	Sun Microsystems, Inc.	727,770
30,100	[2]	SUPERVALU, INC.	1,254,267
97,100	[1,2]	Symantec Corp.	1,864,320
44,500	[2]	SYSCO Corp.	1,418,660
15,400	[2]	Target Corp.	932,778
18,700	[2]	Temple-Inland, Inc.	1,087,031
28,900	[2]	Texas Instruments, Inc.	1,016,991
45,800	[2]	Time Warner, Inc.	882,108

BlackRock Global Equity Income Trust (BFD) (continued)
 (Percentages shown are based on Net Assets)

Shares		Description	Value
		United States— (cont'd)
25,500	[1]	Transocean, Inc.	$2,739,975
24,200	[1,2]	TravelCenters of America LLC	883,784
8,300	[2]	Travelers Cos., Inc. (The)	421,474
1,675	[1]	Tyco Electronics Ltd.	59,999
1,675		Tyco Intl. Ltd.	79,211
120,100	[2]	U.S. Bancorp	3,596,995
55,200	[2]	United Parcel Service, Inc., Class B	4,179,744
42,300	[2]	UnitedHealth Group, Inc.	2,048,589
29,100	[2]	UST, Inc.	1,558,305
13,900	[2]	Valero Energy Corp.	931,439
179,500	[2]	Verizon Communications, Inc.	7,650,290
71,600	[2]	Wachovia Corp.	3,380,236
58,100	[2]	Wal-Mart Stores, Inc.	2,669,695
19,000		Walgreen Co.	839,420
46,400		Walt Disney Co. (The)	1,531,200
99,000		Washington Mutual, Inc.	3,715,470
35,000		Waste Management, Inc.	1,331,050
73,600		Wells Fargo & Co.	2,485,472
29,400		Weyerhauser Co.	2,094,456
46,200		Wyeth	2,241,624
134,700		Xcel Energy, Inc.	2,734,410
27,200	[1]	Yahoo!, Inc.	632,400
34,000	[1]	Zimmer Holdings, Inc.	2,643,840
		Total United States	376,302,320
		Total Long-Term Investments (cost $795,090,517)	803,030,432
		MONEY MARKET FUND—2.6%
22,377,744	[4]	Fidelity Institutional Money Market Prime Portfolio, 4.99% (cost $22,377,744)	22,377,744
Contracts
		OUTSTANDING CALL OPTIONS PURCHASED—0.0%
75		S&P 500, strike price $1,525, expires 08/20/07	22,500
75		S&P 500, strike price $1,560, expires 09/24/07	66,750
		Total Outstanding Call Options Purchased (cost $311,700)	89,250
		Total Investments before outstanding options written (cost $817,779,9615)	825,497,426
		OUTSTANDING CALL OPTIONS WRITTEN—0.0%
(975)		Dow Jones Euro Stoxx, strike price 4,500 EUR, expires 08/17/07	(173,414)
(50)		Dow Jones Stoxx, strike price 4,500 EUR, expires 09/21/07	—
(300)		FTSE 100 Index, strike price 6,675 GBP, expires 08/17/07	(42,654)
(50)		FTSE 100 Index, strike price 6,675 GBP, expires 09/21/07	—
(200)		Nikkei, strike price 18,500 JPY, expires 08/10/07	(2,296)
(1,185)		S&P 500, strike price $1,560, expires 08/20/07	(71,100)
		Total Outstanding Call Options Written (premium received $(4,521,298))	(289,464)
Total Investments net of outstanding options written—96.5%			$825,207,962
Other assets in excess of liabilities—3.5%			30,266,166
Net Assets—100.0%			$855,474,128

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Security, or a portion thereof, pledged as collateral with a value of $15,423,780 on 225 long Dow Jones Euro Stoxx futures contracts, 80 long FTSE 100 Index futures contracts, 125 long Nikkei futures contracts and 103 long S&P 500 futures contracts all expiring September 2007. The notional value of such contracts on July 31, 2007 was $70,333,558, with an unrealized loss of $1,986,338.
[4]	Represents current yield as of July 31, 2007.
[5]

Cost for federal income tax purposes is $817,779,961. The net unrealized appreciation on a tax basis is $7,717,465, consisting of $40,215,709 gross unrealized appreciation and $32,498,244 gross unrealized depreciation.

KEY TO ABBREVIATIONS
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust

Item 2 –  Controls and Procedures

2(a) –      The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –   Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Equity Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Global Equity Income Trust

Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito
President (principal executive officer) of
BlackRock Global Equity Income Trust

Date:	September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Global Equity Income Trust

Date:	September 20, 2007